Assets held for sale and discontinued operations - Additional information (Details) - GBP (£) £ in Millions			12 Months Ended
		Dec. 05, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash inflow from operating activities	[1]		£ 700.9	£ 2,029.0	£ 2,050.6
Outflow from investing activities			408.9	638.4	163.4
Outflow from financing activities			£ 1,911.0	£ 2,057.0	250.5
Kantar Business
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of the Kantar group included in the first stage of the transaction completed		90.00%
Disposal of discontinued operations consideration		£ 2,140.2
Percentage of interest in associates		40.00%
Gain on disposal of discontinued operations Before Tax		£ 73.8			10.0
Attributable tax expense		157.4			1.9
Goodwill impairment on classification as held for sale		£ 94.5
Disposal of discontinued operations consideration expected to be received for remaining stages					236.1
Net cash inflow from operating activities					30.8
Outflow from investing activities					0.9
Outflow from financing activities					£ 0.7

[1]	Earnout payments in excess of the amount determined at acquisition are recorded as operating activities. Prior year excess amounts were recorded as investing activities and have been re-presented as operating activities.